Combined Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 773	$ 1,746
Other receivables, allowance for doubtful accounts	1,080	2,673
Investments at fair value, cost basis	69,066	139,136
Intangible assets, accumulated amortization	$ 466	$ 296
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01
Class B common stock
Common stock, par value (in dollars per share)	$ 0.01